Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $31,969 in 2016 and $77,093 in 2015)	$ 35,648	$ 85,748
Equity securities available for sale, at fair value (cost — $139 in 2016 and $6,932 in 2015)	226	7,419
Commercial mortgage loans on real estate, at amortized cost	0	15,311
Policy loans	0	244
Short-term investments	9,675	10,498
Total investments	45,549	119,220
Cash and cash equivalents	25,867	995
Reinsurance recoverables	388,873	260,281
Other assets	3,416	3,463
Assets held in separate accounts	10,801	11,308
Total assets	474,506	395,267
Liabilities
Future policy benefits and expenses	289,303	216,602
Unearned premiums	3,159	4,004
Claims and benefits payable	96,654	107,075
Deferred gain on disposal of businesses	5,287	2,158
Accounts payable and other liabilities	1,769	4,512
Liabilities related to separate accounts	10,801	11,308
Total liabilities	406,973	345,659
Commitments and contingencies (Note 13)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	45,223	41,557
Retained earnings	17,754	0
Accumulated other comprehensive income	2,556	6,051
Total stockholder's equity	67,533	49,608
Total liabilities and stockholder's equity	$ 474,506	$ 395,267